Finance Leases - Lessor (Details) - Telefónica Brazil € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessor [line items]
Present value	€ 117
Revaluation	12
Pending receivables	129
Accumulated allowance	(44)
Total after accumulated allowance	73
Within one year
Disclosure of finance lease and operating lease by lessor [line items]
Present value	60
Revaluation	3
Pending receivables	63
From one to five years
Disclosure of finance lease and operating lease by lessor [line items]
Present value	57
Revaluation	9
Pending receivables	€ 66